Commitments and Contingencies - Schedule of Lease Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
2025 (Remainder of 2025)	$ 234
2025/2026	944	$ 916
2026/2027	724	944
2028		724
Total lease payments	1,902	2,584
Less imputed interest	(188)	(347)
Total lease liabilities	1,714	2,237
Less current portion of lease liability	796	714	$ 759
Lease liability, net of current portion	$ 918	$ 1,523